Long-Term Borrowings	6 Months Ended
Jun. 30, 2025
Long-Term Borrowings
Long-Term Borrowings

4.Long-Term borrowings

Details of the Group’s credit facilities are discussed in Note 12 of the 2024 Annual Report and changes in the six months ended June 30, 2025 are discussed below.

Debt Obligations

		Unamortized	Outstanding
		Deferred	Net of Loan
		Financing Fees	Financing Fees
	Outstanding Balance as	as of June 30,	as of June 30,	Interest Rate
Vessel	of June 30, 2025	2025	2025	(SOFR(S)+Margin)
Milos	$31,075,000	141,179	30,933,821	S+1.75%
Poliegos	27,999,000	247,189	27,751,811	S+1.60%
Kimolos	28,200,000	115,596	28,084,404	S+1.90%
Folegandros	28,200,000	115,596	28,084,404	S+1.90%
Nissos Sikinos	36,487,500	226,812	36,260,688	S+1.85%
Nissos Sifnos	36,487,500	228,304	36,259,196	S+1.85%
Nissos Rhenia	50,176,232	789,944	49,386,288	S+5.49	%**
Nissos Despotiko	50,563,775	803,761	49,760,014	S+5.49	%**
Nissos Donoussa	53,435,000	1,022,632	52,412,368	S+1.65%
Nissos Kythnos	55,837,292	192,553	55,644,739	S+1.40	%***
Nissos Keros	39,000,000	159,874	38,840,126	S+1.90%
Nissos Anafi	67,547,768	263,581	67,284,187	S+1.90	%*
Nissos Kea	65,000,000	454,000	64,546,000	S+1.35%
Nissos Nikouria	66,000,000	421,459	65,578,541	S+1.40%
Total	$636,009,067	5,182,480	630,826,587	S+2.27%
Other Finance-lease liabilities			70,959
Total			630,897,546

*Effective July 31, 2025, the pricing for the Nissos Anafi facility is 1.40%, as per the terms of the new Nissos Nikouria and Anafi facility agreement.

**Post the transition from LIBOR to SOFR as the base rate, these financings include an applicable Credit Adjustment Spread (“CAS”) on top of the SOFR base rate. Reflects the applicable margin (including the CAS) as of June 30, 2025.

***Please refer to paragraph $60.0 Million Secured Term Loan Facility for more information.

On March 21, 2022, we, through two of our subsidiaries, Ark Marine S.A. and Theta Navigation Ltd, entered into an approximate $145.5 million sale and leaseback agreements with CMB Financial Leasing Co., Ltd. (“CMBFL”), with respect to our vessels, Nissos Kea and Nissos Nikouria. On June 29, 2023 and on January 26, 2024, respectively, we entered into amendment and restatement agreements of each bareboat charter to amend certain provisions of the bareboat charters. The charter period for each of the vessels was 84 months from December 31, 2023 (with respect to Nissos Kea) and March 3, 2024 (with respect to Nissos Nikouria) and charterhire was payable quarterly as follows: (a) from the delivery date of each vessel and up to and including December 31, 2023 (with respect to Nissos Kea) and March 3, 2024 (with respect to the Nissos Nikouria), a fixed amount equal to $909,375 plus a variable amount by priced at 260 basis points (being 2.45% as margin and 0.15% as CAS) over the applicable three-month Term SOFR, and (b) following December 31, 2023, with respect to Nissos Kea, and March 3, 2024, with respect to the Nissos Nikouria, a fixed amount equal to $909,375 plus a variable amount priced at 200 basis points over the applicable three-month Term SOFR. The first part of the sale and leaseback relating to the delivery of Nissos Kea was drawn on March 31, 2022 and was scheduled to mature on the date falling 84 months from December 31, 2023 and the second part of the sale and leaseback relating to the delivery of Nissos Nikouria was drawn on June 3, 2022 and was scheduled to mature on the date falling 84 months from March 3, 2024. According to each bareboat charter, the Company had a purchase option that could be exercised annually as from December 31, 2024 (with respect to Nissos Kea) and March 3, 2025 (with respect to Nissos Nikouria). If the purchase option date fell after the first but prior to the seventh anniversary of December 31, 2023 (with respect to Nissos Kea) and March 3, 2024 (with respect to Nissos Nikouria), the purchase option price for the relevant vessel was an amount equal to the opening capital balance i.e., $72,750,000 amount drawn per vessel (75% of the purchase price) minus charterhire paid (the “owner’s costs”), plus (a) accrued but unpaid charterhire, (b) breakfunding costs including any swap costs, (c) legal and other documented costs of the owner to sell the relevant vessel, and any other additional amounts due under the sale and leaseback documentation. If the purchase option date fell on the seventh anniversary of December 31, 2023 (with respect to Nissos Kea) and March 3, 2024 (with respect to Nissos Nikouria), the purchase option price for the relevant vessel was an amount equal to $40,921,875 (the “amended owner’s costs”), plus (a) accrued but unpaid charterhire, (b) and other documented costs of the owner to sell the relevant vessel, and (c) any other additional amounts due under the sale and leaseback documentation. Each charter was guaranteed by Okeanis Eco Tankers Corp., Ark Marine S.A. and Theta Navigation Ltd, as applicable, and we have permitted a mortgage to be filed regarding the finance lease (no mortgage on either vessel has been registered) as well as entered into an account charge, general assignment, pledge of shares of the bareboat charterer, a builder’s warranties assignment, and a manager’s undertaking. We repurchased the Nissos Nikouria and Nissos Kea in June 2025, and therefore this sale and leaseback arrangement is no longer in effect.

On May 23, 2022, we, through two of our vessel-owning subsidiaries, Anassa Navigation S.A. and Nellmare Marine Ltd., entered into an approximately $125.7 million secured term loan facility with the National Bank of Greece to refinance the then-existing indebtedness on our vessels, Nissos Kythnos and Nissos Donoussa, which agreement we amended on June 29, 2023 to amend the provisions in relation to the calculation of interest from LIBOR to Term SOFR, subject to the borrowers’ option to switch the interest rate to the cumulative compounded SOFR. The facility had a final maturity date of May 25, 2029 and beared interest at SOFR (previously LIBOR) plus a margin of 2.50% per annum. This facility was secured by, among other things, a first priority mortgage on the Nissos Donoussa and was guaranteed by us. The tranche relating to the Nissos Kythnos was repaid by us on May 24, 2024.

On May 21, 2024, we entered into a supplemental agreement to the existing senior secured credit facility financing the VLCC vessel Nissos Donoussa. The supplemental agreement provided for a reduction of the margin to 165 basis points over the applicable Term SOFR, through the duration of the facility.

On June 17, 2025, we entered into a new $65.0 million senior secured credit facility to finance the option to purchase back the VLCC vessel Nissos Kea (the “Nissos Kea New Facility”). The Nissos Kea New Facility is priced at 135 basis points over the applicable Term SOFR, and matures in seven years, and will be repaid in 28 equal consecutive quarterly instalments of approximately $0.9 million each, together with a balloon instalment of approximately $39.8 million payable at maturity. The Nissos Kea New Facility is secured by, among other things, security over the Nissos Kea, and is guaranteed by the Company. The facility was drawn on June 26, 2025.

On May 8, 2025, we entered into a new $130.0 million senior secured credit facility with a prominent Greek bank to finance the option to purchase back the VLCC vessels Nissos Nikouria and Nissos Anafi. (the “New Nikouria and Anafi Facility”). The New Nikouria and Anafi Facility consists of two Advances, Advance A of $66.0 million for the vessel Nissos Nikouria and Advance B of $64.0 million for the vessel Nissos Anafi. The New Nikouria and Anafi Facility is priced at 140 basis points over the applicable Term SOFR, matures in seven years. Advance A and Advance B will be repaid in 28 equal consecutive quarterly instalments of approximately $0.9 million and $1.0 million, respectively, together with a balloon instalment of approximately $40.8 million and $36.0 million , respectively, payable at maturity. Advance A was drawn on May 29, 2025, and Advance B was drawn on July 31, 2025. The New Nikouria and Anafi Facility is secured by, among other things, security over the Nissos Nikouria and Nissos Anafi, and is guaranteed by the Company.

According to IFRS 9 “Financial Instruments”, the amendments to the bareboat charter agreements with CMBFL relating to the Nissos Kea and Nissos Nikouria, together with the supplemental agreement with NBG, were considered modifications of existing loans, which resulted in the recognition of a modification gain of $1.8 million, which amount has been included in the Company’s statement of profit or loss and other comprehensive income for the six months of 2024. The loan with CMBFL relating to the Nissos Kea and Nissos Nikouria has been refinanced and as a result the unamortized balance of modification loss of $1.1 million was written off and was included in Loss on debt extinguishment in the statement of profit or loss and other comprehensive income.

As at June 30, 2025, the loans’ fair values approximate their carrying values.

Lease liabilities connected to Right-of-Use assets

The Group has recognized the following finance liabilities with respect to the Right-of-Use assets:

	As of June 30,	As of December 31,
	2025	2024
Office space	$70,959	$80,838
Total	$70,959	$80,838

The maturities of lease liabilities are the following:

	As of June 30,	As of December 31,
	2025	2024
No later than one year	$24,965	$24,965
Later than one year and not later than five years	54,090	66,573
Total undiscounted cash flows	$79,055	$91,538
Less: Imputed interest	(8,096)	(10,700)
Carrying value of operating lease liabilities	70,959	80,838

Long-term debt net of current portion and current portion of long-term borrowings are analyzed as follows:

	Long-term
	borrowings,
	net of current	Current portion of
As of December 31, 2024	portion	long-term borrowings	Total
Outstanding loan balance	$603,686,403	$47,942,084	$651,628,487
Loan financing fees	(4,789,810)	(1,272,468)	(6,062,278)
Total	$598,896,593	$46,669,616	$645,566,209

	Long-term
	borrowings,
	net of current	Current portion of
As of June 30, 2025	portion	long-term borrowings	Total
Outstanding loan balance	$587,906,619	$48,102,448	$636,009,067
Loan financing fees	(4,008,987)	(1,173,493)	(5,182,480)
Total	$583,897,632	$46,928,955	$630,826,587

The borrowings are repayable as follows:

USD	As of June 30, 2025	As of December 31, 2024
No later than one year	$48,102,448	$47,942,084
Later than one year and not later than five years	390,686,809	335,178,782
Thereafter	197,219,810	268,507,621
Total	$636,009,067	$651,628,487
Less: Amounts due for settlement within 12 months	(48,102,448)	(47,942,084)
Long-term borrowings, net of current portion	$587,906,619	$603,686,403

As of June 30, 2025, and December 31, 2024, the Group was in compliance with its covenants.